REGULATORY REQUIREMENTS (Details) $ in Thousands	Dec. 31, 2023 HKD ($)
Futu Securities
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	$ 9,612,288
Requirement	1,528,623
Excess	8,083,665
Futu Clearing Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	5,198,748
Requirement	375,692
Excess	4,823,056
Moomoo Financial Inc.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	132,522
Requirement	21,619
Excess	110,903
Moomoo Financial Singapore pte. Ltd.
REGULATORY REQUIREMENTS
Net Capital/ Eligible Equity	1,761,901
Requirement	258,553
Excess	$ 1,503,348